Subsequent Events (Details Narrative) - USD ($)				1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 08, 2020	May 08, 2020	Jan. 08, 2020	May 22, 2020	Aug. 23, 2019	Apr. 30, 2020	Jul. 31, 2019
Long term debt					$ 1,760,000
Maturity date						Aug. 23, 2024
Triton Funds, LP [Member]
Maturity date			Jun. 30, 2019		Aug. 23, 2024
Common stock shares issuable upon exercise of options						250,000
Exercise price						$ 3.00
Subsequent Event [Member] | August 1, 2019 [Member] | Non-related party [Member]
Exercise price, description							10% below market value at the date of grant for services rendered
Common stock shares issuable upon exercise of options							25,000
Subsequent Event [Member] | Triton Funds, LP [Member]
Shares issued upon debt conversion	153,846	214,286		178,571
Subsequent Event [Member] | Purchase and sale agreement [Member] | Alita Capital Inc [Member]
Long term debt					$ 1,760,000
Area of land					The Property now owned fully by Green Hygienics includes 824 acres of land and 400,000 square feet of outbuildings.
Property cost					$ 4,510,000
Mortgage cost					$ 2,750,000
Mortgage interest rate					0.06%
Loan monthly payments					$ 22,000
Maturity date					Aug. 15, 2024
Subsequent Event [Member] | Consulting agreement [Member] | CTO [Member] | September 1, 2018 [Member]
Consulting fee payable, periodic payments							$ 2,500
Frequency of periodic payments							Monthly
Description for term of agreement							the Company agreed to pay a consulting fee of $2,500 per month for a period of two years commencing August 1, 2018. The agreement can be extended to four years upon mutual agreement
Conditional increase in cunsulting fees payable periodically							$ 5,000
Description for increase in consulting fees payable							Upon completion of a minimum $1,000,000 financing, the Company will increase this payment to $5,000 per month. Upon completion of a minimum $5,000,000 financing or profitable operations, the Company will increase this payment to an amount mutually agreed upon that reflects the market rate for services provided by the CTO
Subsequent Event [Member] | Consulting agreement [Member] | Director [Member] | September 1, 2018 [Member]
Consulting fee payable, periodic payments							$ 2,500
Frequency of periodic payments							Monthly
Description for term of agreement							the Company agreed to pay a consulting fee of $2,500 per month for a period of two years, which can be extended to four years upon mutual agreement
Description for issuance of shares or options under agreement							Additionally, the Company will either grant the director 100,000 shares of common stock per year or 100,000 stock options per year to purchase shares of the Company’s common stock priced at 10% below market value at the date of grant
Subsequent Event [Member] | Consulting agreement [Member] | Assistant Agricultural Operations Manager [Member] | August 1, 2019 [Member]
Consulting fee payable, periodic payments							$ 2,000
Frequency of periodic payments							Monthly
Exercise price, description							10% below market value at the date of grant six months after the execution of the agreement
Common stock shares issuable upon exercise of options							25,000
Term of agreement							6 months
Signing bonus payable under agreement							$ 4,000
Number of options issuable upon exercise of options at discounted rate							25,000
Exercise price							$ 0.50
Additional common shares or options issuable under agreement							25,000
Subsequent Event [Member] | Consulting agreement [Member] | Chief Agricultural Operations Manager [Member] | August 1, 2019 [Member]
Consulting fee payable, periodic payments							$ 6,000
Frequency of periodic payments							Monthly
Exercise price, description							10% below market value at the date of grant upon execution of the consulting agreement
Common stock shares issuable upon exercise of options							25,000
Term of agreement							6 months
Signing bonus payable under agreement							$ 6,000
Number of options issuable upon exercise of options at discounted rate							25,000
Subsequent Event [Member] | Consulting agreement [Member] | Chief Project Manager [Member] | August 1, 2019 [Member]
Consulting fee payable, periodic payments							$ 7,500
Frequency of periodic payments							Monthly
Exercise price, description							10% below market value at the date of grant six months after the execution of the agreement
Common stock shares issuable upon exercise of options							100,000
Term of agreement							5 years
Signing bonus payable under agreement							$ 15,000
Number of options issuable upon exercise of options at discounted rate							100,000
Exercise price							$ 0.50
Additional common shares or options issuable under agreement							100,000
Subsequent Event [Member] | Consulting agreement [Member] | CEO [Member] | August 1, 2019 [Member]
Consulting fee payable, periodic payments							$ 7,500
Frequency of periodic payments							Monthly
Exercise price, description							10% below market value at the date of grant upon execution of the consulting agreement for an additional 2 years
Common stock shares issuable upon exercise of options							250,000
Term of agreement							3 years
Number of options issuable upon exercise of options at discounted rate							250,000